Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
SMART Earnings Growth 30 ETF
Shareholder Report [Line Items]
Fund Name	SMART Earnings Growth 30 ETF
Class Name	SMART Earnings Growth 30 ETF
Trading Symbol	SGRT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SMART Earnings Growth 30 ETF (the "Fund") for the period August 19, 2025 (commencement of operations) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.smartwayetfs.com/sgrt/. You can also request this information by contacting us at (877) 752-2442 or by writing the Fund at SMARTWAY ETFs c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(877) 752-2442
Additional Information Website	www.smartwayetfs.com/sgrt/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
SMART Earnings Growth 30 ETF	$25	0.59%
*	The Fund commenced operations on August 19, 2025. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 25	[1]
Expense Ratio, Percent	0.59%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform in the past period?

The SMART Earnings Growth 30 ETF (“SGRT”) delivered strong results since inception returning 25.05% for the fiscal period ended December 31, 2025, significantly outperforming the S&P 500® Total Return Index which returned 7.26%, while generating meaningful positive alpha. This outperformance reflects the disciplined stock selection process and the concentrated portfolio construction, which typically consists of approximately 30 high-conviction companies.

What Factors Influenced Performance?

The higher concentration of the portfolio increased the Fund’s sensitivity to market movements, resulting in a higher beta profile. This structure enabled SGRT to capture a greater share of market upside during favorable conditions, producing a larger margin of benchmark outperformance and higher alpha relative to the S&P 500® Total Return Index. While this approach can lead to increased volatility, it remains a deliberate component of the Fund’s long-term capital appreciation objective.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Average Annual Total Returns for the Period Ended December 31, 2025	Since Inception (08/19/2025)
SMART Earnings Growth 30 ETF	25.05%
S&P 500® Total Return Index	7.26%

Performance Inception Date	Aug. 19, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.smartwayetfs.com/sgrt/ for more recent performance information.
Net Assets	$ 31,839,000
Holdings Count | Holdings	25
Advisory Fees Paid, Amount	$ 31,926
Investment Company, Portfolio Turnover	175.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Size (Thousands)	$31,839
Number of Holdings	25
Total Advisory Fee Paid	$31,926
Portfolio Turnover Rate	175%

Holdings [Text Block]	What did the Fund invest in? (as of December 31, 2025) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Eli Lilly & Co.	11.6
Micron Technology, Inc.	10.3
AppLovin Corp. - Class A	9.8
Palantir Technologies, Inc. - Class A	8.9
Capital One Financial Corp.	7.1
Amphenol Corp.	4.8
Broadcom, Inc.	4.8
Lumentum Holdings, Inc.	4.5
Corning, Inc.	4.0
Comfort Systems USA, Inc.	3.6

SMART Trend 25 ETF
Shareholder Report [Line Items]
Fund Name	SMART Trend 25 ETF
Class Name	SMART Trend 25 ETF
Trading Symbol	STRN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SMART Trend 25 ETF (the "Fund") for the period August 19, 2025 (commencement of operations) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.smartwayetfs.com/strn/. You can also request this information by contacting us at (877) 752-2442 or by writing the Fund at SMARTWAY ETFs c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(877) 752-2442
Additional Information Website	www.smartwayetfs.com/strn/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
SMART Trend 25 ETF	$23	0.59%
*	The Fund commenced operations on August 19, 2025. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 23	[3]
Expense Ratio, Percent	0.59%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform in the past period?

The SMART Trend 25 ETF (“STRN”) delivered strong results since inception returning 10.19% for the fiscal period ended December 31, 2025, outperforming the S&P 500® Total Return Index which returned 7.26%, and generating positive alpha. This performance was driven by a disciplined stock selection process, combined with a more balanced portfolio structure that typically holds approximately 25 companies.

What Factors Influenced Performance?

STRN’s lower concentration resulted in a reduced beta profile and lower overall volatility. While this led to a more moderate level of alpha generation, the Fund still delivered clear excess returns over the benchmark, providing investors with a smoother return profile while participating meaningfully in market upside. This balance reflects STRN’s strategy of capturing market trends while managing risk more conservatively.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Average Annual Total Returns for the Period Ended December 31, 2025	Since Inception (08/19/2025)
SMART Trend 25 ETF	10.19%
S&P 500® Total Return Index	7.26%

Performance Inception Date	Aug. 19, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.smartwayetfs.com/strn/ for more recent performance information.
Net Assets	$ 10,449,000
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 19,106
Investment Company, Portfolio Turnover	183.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Size (Thousands)	$10,449
Number of Holdings	26
Total Advisory Fee Paid	$19,106
Portfolio Turnover Rate	183%

Holdings [Text Block]	What did the Fund invest in? (as of December 31, 2025) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Alphabet, Inc. - Class C	7.1
Alphabet, Inc. - Class A	7.1
Amazon.com, Inc.	7.1
Eli Lilly & Co.	7.1
Newmont Corp.	6.9
Charles Schwab Corp.	6.3
Capital One Financial Corp.	6.2
Goldman Sachs Group, Inc.	4.8
Advanced Micro Devices, Inc.	4.8
Micron Technology, Inc.	4.7

[1]	The Fund commenced operations on August 19, 2025. Expenses for a full reporting period would be higher than figures shown.
[2]	Cost paid as a percentage of a $10,000 investment is an annualized figure.
[3]	The Fund commenced operations on August 19, 2025. Expenses for a full reporting period would be higher than figures shown.
[4]	Cost paid as a percentage of a $10,000 investment is an annualized figure.